Related parties (Details) - Sociedad Minera Cerro Verde S.A.A. - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Balances receivable from related parties [Abstract]
Amounts receivable, related party transactions	$ 502,565	$ 580,985
Balances payable to related parties [Abstract]
Total accounts payable, short term	5,623	3,468
Accounts Receivables Non Provisional Pricing [Member]
Balances receivable from related parties [Abstract]
Amounts receivable, related party transactions	143,238	108,730
Accounts Receivables Provisional Pricing [Member]
Balances receivable from related parties [Abstract]
Amounts receivable, related party transactions	396,931	434,820
Freeport Minerals Corporation [Member]
Balances receivable from related parties [Abstract]
Amounts receivable, related party transactions	517,555	531,978
Balances payable to related parties [Abstract]
Amounts payable to related parties	2,617	330
Sumitomo Metal Mining Company, Ltd. [Member]
Balances receivable from related parties [Abstract]
Amounts receivable, related party transactions	14,966	9,902
Climax Molybdenum Marketing Corporation [Member]
Balances receivable from related parties [Abstract]
Amounts receivable, related party transactions	7,648	1,663
Sociedad Contractual Minera el Abra [Member]
Balances receivable from related parties [Abstract]
Amounts receivable, related party transactions		7
Freeport-McMoRan Sales Company Inc. [Member]
Balances payable to related parties [Abstract]
Amounts payable to related parties	2,811	2,938
Minera Freeport-McMoRan South America Ltda [Member]
Balances payable to related parties [Abstract]
Amounts payable to related parties	195	182
Minera Freeport-McMoRan South America S.A.C. [Member]
Balances payable to related parties [Abstract]
Accounts payable - Other related parties	0	18
Embedded derivatives [Member]
Balances receivable from related parties [Abstract]
Amounts receivable, related party transactions	$ (37,604)	$ 37,435